UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March  31, 2007
Check here if Amendment [ ]; Amendment Number:___________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Full Value Advisors LLC
Address: Park 80 West, Plaza Two
         Saddle Brook, NJ 07663


Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is
signed hereby represent that the person signing the report
is authorized to submit
it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Andrew Dakos
Title:  Managing Member
Phone:  (201) 556-0092

Signature, Place, and Date of Signing:
/s/ Andrew Dakos              Saddle Brook, NJ         May 10,2007
---------------------       -------------------       -------------------
     [Signature]               [City, State]                [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Confidential information has been omitted from the public
 Form 13F report. A
request for confidentiality of the filer's securities holdings and a request for
an order exempting the filer from the filing requirement have been filed separately with the Commission.

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: NA
Form 13F Information Table Value Total: NA

(thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s)
 of all
institutional investment managers with respect to which this report is filed, other
than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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						Confidential Treatment Requested